INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	(2.00%)	(4.00%)
International operations subject to different tax rates	(7.00%)	(3.00%)
Taxable income attributable to non-controlling interests	(4.00%)	(8.00%)
Portion of gains subject to different tax rates	(1.00%)	(4.00%)
Recognition of deferred tax assets	(9.00%)	(12.00%)
Non-recognition of the benefit of current year’s tax losses	4.00%	1.00%
Other	1.00%	1.00%
Effective income tax rate	8.00%	(3.00%)
Domestic Tax Authority
Increase (reduction) in rate resulting from:
Statutory income tax rate	26.00%	26.00%